Quarterly Report
September 30, 2019
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.8%
Asset-Backed & Securitized – 2.2%
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		$710,554	$748,510
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		725,000	720,541
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026 (z)		478,852	478,458
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	848,543
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.802% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	893,375
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.503% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	760,919
TICP CLO Ltd., FLR, 3.117% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		1,283,440	1,276,504
			$5,726,850
Automotive – 0.2%
Volkswagen Group of America Co., 2.7%, 9/26/2022 (z)		$441,000	$443,117
Conglomerates – 0.0%
United Technologies Corp., 3.95%, 8/16/2025		$82,000	$89,835
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$317,314
Emerging Market Sovereign – 1.6%
Hellenic Republic, 3.875%, 3/12/2029	EUR	3,050,000	$4,064,963
International Market Sovereign – 45.6%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	786,448	$636,375
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		1,245,840	908,850
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		1,667,316	1,454,849
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		1,903,660	1,693,206
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		821,992	681,993
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	257,385	250,450
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		4,242,708	4,652,264
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		2,101,732	2,305,218
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041		998,998	1,021,733
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	821,647,800	7,868,821
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	3,875,760	3,141,364
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		1,696,000	1,388,019
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	2,680,330	3,507,407
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (z)		2,410,230	3,116,316
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,519,485	1,346,109
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	192,395	333,280
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036 (z)		3,261,423	4,224,199
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		351,272	484,777
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		996,813	1,329,065
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		782,243	935,581
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		1,460,745	2,076,137
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		4,794,150	7,120,162
Republic of Portugal, 4.1%, 4/15/2037		825,000	1,393,925
Republic of Portugal, 4.1%, 2/15/2045		850,000	1,546,576
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	293,149	595,804
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		2,624,114	5,223,049
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		3,080,247	7,127,930
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,226,760	4,363,454
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,016,329	2,327,681
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		2,063,053	4,598,927
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,348,954	3,187,653
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,749,503	3,847,028
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,381,302	3,134,852
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,801,653	4,763,414

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2048	GBP	237,042	$560,526
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,420,371	3,737,222
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,249,851	3,243,719
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,060,393	3,678,440
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		573,788	1,573,973
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,080,449	3,016,812
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,220,215	3,888,364
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		650,286	2,101,704
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,182,578	4,067,671
			$118,454,899
Medical & Health Technology & Services – 0.2%
CommonSpirit Health, 2.76%, 10/01/2024		$499,000	$505,167
Mortgage-Backed – 0.5%
Freddie Mac, 3.9%, 4/25/2028		$1,194,632	$1,347,435
Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025		$658,000	$712,009
U.S. Treasury Inflation Protected Securities – 43.1%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$1,740,848	$1,750,641
U.S. Treasury Bonds, 0.625%, 1/15/2024		932,461	946,532
U.S. Treasury Bonds, 0.25%, 1/15/2025		5,348,005	5,358,741
U.S. Treasury Bonds, 2.375%, 1/15/2025		3,638,327	4,047,022
U.S. Treasury Bonds, 0.625%, 1/15/2026		2,051,601	2,101,548
U.S. Treasury Bonds, 2%, 1/15/2026		3,010,698	3,338,640
U.S. Treasury Bonds, 0.375%, 1/15/2027		9,138,739	9,233,146
U.S. Treasury Bonds, 2.375%, 1/15/2027		6,428,780	7,418,868
U.S. Treasury Bonds, 1.75%, 1/15/2028		6,549,696	7,351,491
U.S. Treasury Bonds, 3.625%, 4/15/2028		6,787,863	8,698,220
U.S. Treasury Bonds, 2.5%, 1/15/2029		2,445,011	2,950,045
U.S. Treasury Bonds, 3.875%, 4/15/2029		5,531,156	7,407,808
U.S. Treasury Bonds, 2.125%, 2/15/2040		2,554,553	3,380,180
U.S. Treasury Bonds, 2.125%, 2/15/2041		1,460,998	1,950,497
U.S. Treasury Bonds, 0.75%, 2/15/2042		8,001,657	8,410,792
U.S. Treasury Bonds, 0.625%, 2/15/2043		2,996,353	3,053,023
U.S. Treasury Bonds, 1.375%, 2/15/2044		2,406,524	2,865,861
U.S. Treasury Notes, 0.125%, 4/15/2021		986,203	975,293
U.S. Treasury Notes, 0.625%, 7/15/2021		2,724,119	2,732,491
U.S. Treasury Notes, 0.125%, 1/15/2022		5,153,300	5,101,851
U.S. Treasury Notes, 0.125%, 1/15/2023		2,237,550	2,218,042
U.S. Treasury Notes, 0.125%, 7/15/2024		4,134,146	4,128,961
U.S. Treasury Notes, 0.375%, 7/15/2025		3,773,737	3,821,074
U.S. Treasury Notes, 0.125%, 7/15/2026		4,043,896	4,030,977
U.S. Treasury Notes, 0.375%, 7/15/2027		3,146,580	3,193,749
U.S. Treasury Notes, 0.5%, 1/15/2028		5,606,462	5,730,727
			$112,196,220
Total Bonds			$243,857,809
Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 2.09% (v)		14,457,471	$14,457,472

Other Assets, Less Liabilities – 0.7%			1,765,785
Net Assets – 100.0%			$260,081,066

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,457,472 and $243,857,809, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,499,882, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026	7/29/19	$478,560	$478,458
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033	3/07/19-6/10/19	2,869,213	3,116,316
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036	6/25/18-9/16/19	4,175,269	4,224,199
Volkswagen Group of America Co., 2.7%, 9/26/2022	9/19/19	440,837	443,117
Total Restricted Securities			$8,262,090
% of Net assets			3.2%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	6,274,341	USD	7,694,538	Brown Brothers Harriman	10/11/2019	$22,956
GBP	404,456	USD	495,227	Citibank N.A.	10/11/2019	2,257
GBP	1,254,118	USD	1,531,706	Merrill Lynch International	10/11/2019	10,870
GBP	800,000	USD	983,425	UBS AG	10/11/2019	582
USD	2,601,423	AUD	3,825,000	Deutsche Bank AG	10/11/2019	18,874
USD	162,414	AUD	240,000	Goldman Sachs International	10/11/2019	371
USD	9,648,010	AUD	13,781,906	JPMorgan Chase Bank N.A.	10/11/2019	342,794
USD	1,419,234	AUD	2,096,000	Morgan Stanley Capital Services, Inc.	10/11/2019	4,064
USD	1,304,440	AUD	1,859,000	State Street Bank Corp.	10/11/2019	49,287
USD	501,388	AUD	736,529	UBS AG	10/11/2019	4,101
USD	1,008,251	CAD	1,322,533	Deutsche Bank AG	10/11/2019	9,831
USD	4,616,865	CAD	6,057,471	Morgan Stanley Capital Services, Inc.	10/11/2019	43,899
USD	26,758	DKK	179,000	Citibank N.A.	10/11/2019	608
USD	3,312,493	EUR	3,017,000	Citibank N.A.	10/11/2019	21,870
USD	4,453,969	EUR	3,973,000	Deutsche Bank AG	10/11/2019	120,642
USD	974,771	EUR	864,939	Merrill Lynch International	10/11/2019	31,387

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	737,220	EUR	664,000	State Street Bank Corp.	10/11/2019	$13,000
USD	8,814,778	EUR	7,839,957	UBS AG	10/11/2019	263,786
USD	441,312	GBP	356,000	Brown Brothers Harriman	10/11/2019	3,428
USD	3,027,140	GBP	2,408,386	Citibank N.A.	10/11/2019	64,804
USD	1,330,613	GBP	1,063,000	NatWest Markets PLC	10/11/2019	23,114
USD	3,064,546	GBP	2,443,000	State Street Bank Corp.	10/11/2019	59,635
USD	208,605	JPY	22,431,000	Citibank N.A.	10/11/2019	1,030
USD	141,983	JPY	15,000,000	Deutsche Bank AG	10/11/2019	3,174
USD	76,075	JPY	8,000,000	Morgan Stanley Capital Services, Inc.	10/11/2019	2,043
USD	1,214,974	NOK	10,769,000	BNP Paribas S.A.	10/11/2019	31,054
USD	1,324,647	NOK	11,805,000	Brown Brothers Harriman	10/11/2019	26,832
USD	1,292,061	NOK	11,245,000	Goldman Sachs International	10/11/2019	55,811
USD	1,309,699	NOK	11,722,000	Merrill Lynch International	10/11/2019	21,008
USD	1,326,259	NOK	11,805,000	State Street Bank Corp.	10/11/2019	28,444
USD	2,642,101	NZD	4,025,000	BNP Paribas S.A.	10/11/2019	121,132
USD	305,800	NZD	473,000	Brown Brothers Harriman	10/11/2019	9,547
USD	1,172,913	NZD	1,827,000	Citibank N.A.	10/11/2019	28,613
USD	7,112,581	NZD	10,747,117	NatWest Markets PLC	10/11/2019	381,365
USD	1,325,166	NZD	2,022,000	State Street Bank Corp.	10/11/2019	58,732
USD	1,251,117	SEK	12,099,000	Barclays Bank PLC	10/11/2019	21,327
USD	2,722,713	SEK	25,700,000	Deutsche Bank AG	10/11/2019	110,464
USD	495,674	SEK	4,658,307	JPMorgan Chase Bank N.A.	10/11/2019	22,185
USD	120,204	SEK	1,152,000	UBS AG	10/11/2019	3,110
						$2,038,031
Liability Derivatives
AUD	1,938,000	USD	1,330,646	Citibank N.A.	10/11/2019	$(22,155)
AUD	3,204,390	USD	2,210,530	Deutsche Bank AG	10/11/2019	(47,002)
AUD	7,448,071	USD	5,110,739	JPMorgan Chase Bank N.A.	10/11/2019	(81,978)
AUD	1,951,000	USD	1,330,217	UBS AG	10/11/2019	(12,948)
CAD	3,487,000	USD	2,643,245	Brown Brothers Harriman	10/11/2019	(10,804)
CAD	475,630	USD	365,356	Deutsche Bank AG	11/08/2019	(6,134)
CAD	1,660,000	USD	1,257,507	Goldman Sachs International	10/11/2019	(4,323)
CAD	698,367	USD	532,763	Merrill Lynch International	10/11/2019	(5,545)
CAD	486,043	USD	368,902	State Street Bank Corp.	10/11/2019	(1,974)
DKK	4,148,186	USD	629,928	Citibank N.A.	10/11/2019	(23,914)
EUR	21,262,899	USD	23,993,350	Citibank N.A.	10/11/2019	(802,037)
EUR	1,880,000	USD	2,125,387	Deutsche Bank AG	10/11/2019	(74,883)
EUR	475,921	USD	527,598	Merrill Lynch International	10/11/2019	(8,514)
EUR	2,373,000	USD	2,684,151	Morgan Stanley Capital Services, Inc.	10/11/2019	(95,934)
EUR	2,364,000	USD	2,679,492	NatWest Markets PLC	10/11/2019	(101,092)
EUR	254,199	USD	281,191	State Street Bank Corp.	10/11/2019	(3,938)
EUR	4,985,456	USD	5,537,619	UBS AG	10/11/2019	(100,012)
GBP	323,931	USD	398,794	BNP Paribas S.A.	10/11/2019	(356)
GBP	4,482,714	USD	5,573,038	Brown Brothers Harriman	10/11/2019	(59,261)
GBP	648,000	USD	800,246	Citibank N.A.	10/11/2019	(3,200)
GBP	7,563,973	USD	9,494,791	Deutsche Bank AG	10/11/2019	(191,038)
GBP	324,962	USD	401,912	Goldman Sachs International	10/11/2019	(2,206)
GBP	1,924,627	USD	2,408,905	Morgan Stanley Capital Services, Inc.	10/11/2019	(41,597)
GBP	400,838	USD	495,153	UBS AG	10/11/2019	(2,120)
JPY	758,124,014	USD	7,027,149	Barclays Bank PLC	10/11/2019	(11,504)
JPY	142,431,000	USD	1,342,458	JPMorgan Chase Bank N.A.	10/11/2019	(24,408)
JPY	28,396,000	USD	268,701	State Street Bank Corp.	10/11/2019	(5,926)
NOK	22,819,000	USD	2,674,983	Citibank N.A.	10/11/2019	(166,313)
NOK	12,603,000	USD	1,469,645	HSBC Bank	10/11/2019	(84,099)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NOK	21,925,000	USD	2,544,297	JPMorgan Chase Bank N.A.	10/11/2019	$(133,911)
NZD	5,442,407	USD	3,587,558	Deutsche Bank AG	10/11/2019	(178,828)
NZD	809,952	USD	542,159	Deutsche Bank AG	11/08/2019	(34,544)
NZD	1,355,332	USD	897,169	HSBC Bank	10/11/2019	(48,287)
SEK	12,461,000	USD	1,292,678	Deutsche Bank AG	10/11/2019	(26,093)
USD	2,687,435	CAD	3,568,870	State Street Bank Corp.	10/11/2019	(6,811)
USD	1,316,232	GBP	1,078,000	Citibank N.A.	10/11/2019	(9,717)
USD	2,894,073	GBP	2,371,514	Deutsche Bank AG	10/11/2019	(22,911)
USD	186,580	GBP	153,000	HSBC Bank	10/11/2019	(1,611)
USD	6,089,824	GBP	4,962,676	Morgan Stanley Capital Services, Inc.	10/11/2019	(14,311)
USD	1,041,402	GBP	853,000	State Street Bank Corp.	10/11/2019	(7,796)
						$(2,480,035)
At September 30, 2019, the fund had cash collateral of $300,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$112,196,220	$—	$112,196,220
Non-U.S. Sovereign Debt	—	122,519,862	—	122,519,862
U.S. Corporate Bonds	—	1,624,325	—	1,624,325
Residential Mortgage-Backed Securities	—	1,347,435	—	1,347,435
Commercial Mortgage-Backed Securities	—	748,510	—	748,510
Asset-Backed Securities (including CDOs)	—	4,978,340	—	4,978,340
Foreign Bonds	—	443,117	—	443,117
Mutual Funds	14,457,472	—	—	14,457,472
Total	$14,457,472	$243,857,809	$—	$258,315,281
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$2,038,031	$—	$2,038,031
Forward Foreign Currency Exchange Contracts - Liabilities	—	(2,480,035)	—	(2,480,035)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$950,035	$95,298,869	$81,790,472	$(1,249)	$289	$14,457,472
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$191,329	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	52.6%
United Kingdom	25.0%
Italy	4.4%
Canada	3.2%
Japan	3.0%
Spain	2.6%
Australia	2.1%
France	1.9%
New Zealand	1.7%
Other Countries	3.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.